Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
12. Related Party Transactions
The Company entered into individual collaboration and license agreements with Celgene Corporation (“Celgene”) in 2019 and 2020, respectively, and a collaboration agreement with Vertex Pharmaceuticals, Inc., (“Vertex”) in 2021. Both Celgene and Vertex purchased the Company’s Preferred Stock in connection with the collaboration agreements. All performance obligations under the collaboration agreements were satisfied in previous reporting periods. Accordingly, during the three and six months ended June 30, 2026, the Company did not recognize related party revenue associated with the collaboration agreements. The Celgene collaboration agreement was terminated in October 2025 and the Celgene license agreement was terminated in November 2025. The Vertex collaboration agreement expired in April 2025. No future revenue associated with these collaboration arrangements will be recognized.

13. Related Party Transactions
The Company entered into individual collaboration and license agreements with Celgene Corporation (“Celgene”) in 2019 and 2020, respectively, and a collaboration agreement with Vertex Pharmaceuticals, Inc. (“Vertex”) in 2021. Both Celgene and Vertex purchased the Company’s Preferred Stock in connection with the collaboration agreements. All performance obligations under the collaboration agreements were satisfied in previous reporting periods. Accordingly, during the years ended December 31, 2025 and 2024, the Company did not recognize related party revenue associated with the collaboration agreements. The Celgene collaboration agreement was terminated in October 2025 and the Celgene license agreement was terminated in November 2025. The Vertex collaboration agreement expired in April 2025. No future revenue associated with these collaboration arrangements will be recognized.